Net Loss per Share - Summary of Securities Not Included in Diluted Per Share Calculations (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	1,288,910	1,836,987
Option to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	205,475	80,078
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	259,817	266,957
Preferred Investment Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the diluted per share calculations, amount	823,618	1,489,952